TIAA-CREF Emerging Markets Equity Index Fund | TIAA-CREF Emerging Markets Equity Index Fund
TIAA-CREF Emerging Markets Equity Index Fund
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Emerging Markets Equity Index Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	15.00	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF Emerging Markets Equity Index Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.14%	0.14%	0.14%	0.14%
Distribution (Rule 12b-1) Fees		0.25%		0.15%
Other Expenses		0.44%	0.49%	0.25%	0.24%
Total Annual Fund Operating Expenses		0.83%	0.63%	0.54%	0.38%
Waivers and Expense Reimbursements	[1]	(0.19%)	(0.13%)	(0.14%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.64%	0.50%	0.40%	0.25%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses ) that exceed: (i) 0.64% of average daily net assets for Retail Class shares; (ii) 0.50% of average daily net assets for Retirement Class shares; (iii) 0.40% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2014, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through February 28, 2014, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Emerging Markets Equity Index Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	65	51	41	26
3 Years	246	189	159	109
5 Years	442	338	288	200
10 Years	1,008	774	664	468

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks a favorable long-term total return from a diversified portfolio of equity securities selected to track publicly-traded stocks in emerging markets, as represented by its benchmark index, the MSCI Emerging Markets® Index (“MSCI EM Index”). The Fund has a policy of investing, under normal circumstances, at least 80% of its assets in equity securities that comprise MSCI EM Index or in instruments with economic characteristics similar to all or a portion of the MSCI EM Index. The Fund will invest in most but not necessarily all of the stocks that comprise the MSCI EM Index, and will attempt to closely match the Index’s overall investment attributes. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the MSCI EM Index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

From time to time, the Fund may determine not to invest in securities of issuers that do not meet certain corporate governance criteria. The Fund currently does not invest in certain companies with operations in Sudan.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

Please see the non-summary portion of the prospectus for more detailed information about the risks described above.
PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class of the Fund for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2012, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the benchmark index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 14.12%, for the quarter ended March 31, 2012. Worst quarter: -24.07%, for the quarter ended September 30, 2011.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2012
Average Annual Returns TIAA-CREF Emerging Markets Equity Index Fund	1 Year	Since Inception		Inception Date
Institutional Class	18.61%	5.56%		Aug. 31, 2010
Retail Class	18.07%	5.14%		Aug. 31, 2010
Retirement Class	18.29%	5.32%		Aug. 31, 2010
Premier Class	18.49%	5.42%		Aug. 31, 2010
After Taxes on Distributions Institutional Class	18.36%	5.27%
After Taxes on Distributions and Sale of Fund Share Institutional Class	12.43%	4.70%
MSCI Emerging Markets® Index (reflects no deductions for fees, expenses or taxes)	18.22%	6.18%	[1]
[1]	Performance is calculated from the inception date of the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.